Class I | Redmont Resolute Fund II
Redmont Resolute Fund II (the “Fund”)
Investment Objective
The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Class I Redmont Resolute Fund II
Redemption Fee	[1]	2.00%
[1]	(as a percentage of amount redeemed within 90 days of purchase)

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Class I Redmont Resolute Fund II
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.29%
Acquired Fund Fees and Expenses	[1]	1.27%
Total Annual Fund Operating Expenses		2.06%
Fee Waiver and Expense Reimbursement	[2]	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.56%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Highland Associates, Inc. (the "Adviser") has agreed contractually to waive the total amount of the Fund's 0.50% management fees. This agreement is in effect through August 31, 2016. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of Years You Own Your Shares
Expense Example (USD $)	1 YEAR	3 YEARS
Class I Redmont Resolute Fund II Class I Shares	159	492

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period December 30, 2011 (inception) through April 30, 2012, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is structured as a fund-of-funds. Under normal circumstances the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies. The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative strategies. Collectively, the investment companies in which the Fund may invest are referred to as “underlying funds.”

Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies include long/short, market neutral and arbitrage strategies; commodities or commodity- linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. Through its investment in the underlying funds, the Fund generally seeks to maintain net equity exposure ranging between ten to sixty percent of net assets. For example, an underlying fund that uses a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash. The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more underlying funds.

The Adviser employs a “top down” and “bottom up” approach to underlying fund selection. “Top down” measures include an assessment of relative valuation and market opportunities, and an evaluation of strategy dynamics and risk. The “bottom up” portion of the investment process involves both qualitative and quantitative measures. In selecting underlying funds, the Adviser looks at certain criteria, including fees, manager co-investment, historical performance on an absolute and relative basis, volatility and correlations over time, investment style of the underlying fund including process and portfolio characteristics, character of the underlying fund manager and transparency with investors and sound organizational structure. To manage risk, the Adviser maintains a diversified portfolio, monitors volatility and net equity exposure, applies a flexible and dynamic allocation process, and applies judgment to all buy and sell decisions.
Principal Risks of the Fund
The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

General Risks of the Fund

  Fund-of-Funds Structure Risk – There are certain risks associated with the use of a fund-of-funds structure. These risks include, but are not limited to:

  Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

  Allocation Risk. The Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds.

  Underlying Fund Risk. All risks associated with an underlying fund are applicable to the Fund. In addition, the Adviser’s assumptions about an underlying fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of underlying funds. An underlying fund may experience large purchases or redemptions, which could affect the performance of the Fund.

  Transparency Risk. The underlying funds are not managed by the Adviser, and the Adviser has access to information regarding the underlying fund’s investments to the extent the underlying fund’s adviser makes it available.

  Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

  Market Risk – The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising.

Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

  Exchange-Traded and Closed-End Fund Risk – The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds ("ETFs") and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds.

  Exchange-Traded Note Risk – The returns of exchange-traded notes ("ETNs") are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer's credit quality or a downgrade in the issuer's credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs' fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for some ETNs.

  Portfolio Turnover Risk – Frequent trading of securities by the Fund or underlying funds may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund, the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Risks Associated with Underlying Funds

  Aggressive Investment Technique Risk – Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

  Commodity Risk – Investing in underlying funds that invest long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity.

  Credit Risk – Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When underlying funds use derivatives instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument.

  Currency Risk – The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

  Derivatives Risk – Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives can magnify gains or losses.

  Fixed Income Risk – Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

  Foreign Securities Risk – Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

  Leveraged ETF Risk – Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio.

  Liquidity Risk – When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund's value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities.

  Non-Diversified Risk – An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

  Short Sales Risk – The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the underlying fund may not be able to close out a short position at a particular time or at an acceptable price.

  Underlying Fund Managed Portfolio Risk – The underlying fund adviser's investment strategies or choice of specific securities may be unsuccessful and may cause the underlying fund to incur losses.

  Underlying Fund Portfolio Turnover Risk – The risks associated with the Fund described in "Portfolio Turnover Risk" above are also applicable to the underlying funds in which the Fund invests.

Performance Information
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund's website at www.redmontfunds. com or by calling (855) 268-2242.